Prepayments (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments [Abstract]
Summary of Prepayments

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Advances to suppliers and contractors	69,326	82,749
Prepaid taxes	14,911	15,652
Prepaid fees and licenses	1,983	1,631
Prepaid benefit costs (Note 26)	1,598	1,018
Prepaid repairs and maintenance	542	531
Prepaid rent	528	574
Prepaid insurance (Note 25)	120	163
Other prepayments	6,741	5,166
	95,749	107,484
Less current portion of prepayments	14,696	12,707
Noncurrent portion of prepayments	81,053	94,777